Portfolio of Investments
Columbia Tax-Exempt Fund, October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 99.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.1%
Northern Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2021A Class 1
06/01/2050	4.000%	2,500,000	1,961,868
Series 2021B-1 Class 2
06/01/2050	4.000%	1,000,000	926,507
Total			2,888,375
Arizona 0.9%
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project
Series 2014
12/01/2042	5.000%	7,000,000	6,995,509
Arizona Industrial Development Authority
Revenue Bonds
Macombs Facility Project Social Bonds
Series 2021A
07/01/2051	4.000%	850,000	605,613
Social Bonds - Macombs Facility Project
Series 2021A
07/01/2061	4.000%	2,500,000	1,684,725
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2044	5.000%	1,000,000	887,309
07/01/2049	5.000%	1,125,000	973,497
Industrial Development Authority of the County of Pima (The)(a)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,300,000	877,571
Industrial Development Authority of the County of Yavapai (The)
Refunding Revenue Bonds
Yavapai Regional Medical Center
Series 2019
08/01/2038	4.000%	1,000,000	892,698
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2038	5.000%	825,000	782,733
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	7,196,240
Total			20,895,895
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 5.2%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	8,909,370
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	10,000,000	8,725,939
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,500,000	1,520,534
02/01/2037	5.000%	1,000,000	1,011,499
California Municipal Finance Authority(a),(b),(c)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,830,000	36,600
California Public Finance Authority
Refunding Revenue Bonds
Sharp Healthcare
Series 2017A
08/01/2047	4.000%	10,000,000	8,556,982
California School Finance Authority(a)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	150,000	159,861
California State Public Works Board
Revenue Bonds
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	7,000,000	7,149,475
California Statewide Communities Development Authority(a)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2029	5.000%	1,650,000	1,521,328
11/01/2034	5.000%	3,700,000	3,186,984
Revenue Bonds
California Baptist University
Series 2014A
11/01/2033	6.125%	1,560,000	1,584,145
11/01/2043	6.375%	1,035,000	1,048,173
Columbia Tax-Exempt Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lancer Plaza Project
Series 2013
11/01/2043	5.875%	1,875,000	1,858,262
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2044	5.250%	3,500,000	3,462,848
Castaic Lake Water Agency(d)
Certificate of Participation
Capital Appreciation - Water System Improvement Project
Series 1999 (AMBAC)
08/01/2024	0.000%	9,445,000	8,873,421
City of Los Angeles Department of Airports(b)
Revenue Bonds
Subordinated Series 2017A
05/15/2042	5.000%	4,375,000	4,313,337
City of Pomona
Refunding Revenue Bonds
Mortgage-Backed Securities
Series 1990A Escrowed to Maturity (GNMA / FNMA)
05/01/2023	7.600%	985,000	995,573
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2021A
01/15/2046	4.000%	10,000,000	8,169,856
Golden State Tobacco Securitization Corp.(d)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	10,000,000	834,120
Norwalk-La Mirada Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2005B (NPFGC)
08/01/2023	0.000%	9,790,000	9,529,599
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	4,605,000	4,523,312
San Diego County Regional Airport Authority(b)
Revenue Bonds
Subordinated Series 2021B
07/01/2056	5.000%	3,330,000	3,117,230
San Francisco City & County Airport Commission - San Francisco International Airport(b)
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	24,000,000	23,286,341
State of California
Unlimited General Obligation Bonds
Series 2022
09/01/2052	5.000%	3,000,000	3,133,911
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,011
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2001B (NPFGC)
08/01/2024	6.000%	755,000	769,636
Total			116,284,347
Colorado 4.7%
City & County of Denver Airport System(b)
Refunding Revenue Bonds
Subordinated Series 2018A
12/01/2048	4.000%	11,500,000	9,304,482
Revenue Bonds
Series 2022A
11/15/2047	5.000%	3,750,000	3,631,805
11/15/2053	5.500%	2,400,000	2,428,717
Colorado Bridge Enterprise(b)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	9,240,000	7,476,017
Colorado Educational & Cultural Facilities Authority(a)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2034	5.125%	1,525,000	1,476,126
07/01/2044	5.375%	2,100,000	1,958,692
07/01/2049	5.500%	925,000	866,099
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2048	5.000%	15,000,000	13,383,025
09/15/2053	5.000%	10,000,000	8,778,488
Prerefunded 01/01/23 Revenue Bonds
Catholic Health Initiatives
Series 2013A
01/01/2045	5.250%	7,000,000	7,022,244
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	6,000,000	5,209,924
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	8,640,000	6,727,106
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	3,800,000	3,702,065

2	Columbia Tax-Exempt Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Intermountain Healthcare
Series 2022
05/15/2052	5.000%	14,000,000	14,293,541
Revenue Bonds
Aberdeen Ridge
Series 2021A
05/15/2044	5.000%	2,250,000	1,782,607
CommonSpirit Health Obligation Group
Series 2022
11/01/2052	5.250%	4,000,000	3,955,835
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2050	4.000%	15,105,000	12,679,898
Fiddlers Business Improvement District(a)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	800,000	755,213
Total			105,431,884
Connecticut 0.1%
Connecticut State Health & Educational Facilities Authority(a)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,074,126
State of Connecticut
Unlimited General Obligation Bonds
Series 2018E
09/15/2037	5.000%	500,000	520,162
Total			1,594,288
District of Columbia 0.8%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2033	6.000%	250,000	254,349
07/01/2048	6.000%	1,150,000	1,170,003
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	9,090,000	8,886,798
Friendship Public Charter School
Series 2016
06/01/2046	5.000%	1,385,000	1,292,117
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	1,240,000	1,019,521
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	7,950,000	6,392,088
Total			19,014,876
Florida 6.3%
Alachua County Health Facilities Authority
Revenue Bonds
Shands Teaching Hospital & Clinics
Series 2019
12/01/2049	4.000%	5,000,000	4,032,982
Capital Trust Agency, Inc.(a)
04/27/2021
07/01/2056	5.000%	2,125,000	1,768,775
Capital Trust Agency, Inc.(a),(c)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,760,000	1,090,400
12/01/2050	0.000%	1,000,000	290,000
Capital Trust Agency, Inc.(a),(d)
Revenue Bonds
WFCS Portfolio Project
Subordinated Series 2021
01/01/2061	0.000%	5,800,000	229,864
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2016B
07/01/2039	4.000%	10,500,000	9,281,398
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	2,500,000	2,347,729
City of Lakeland
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2045	5.000%	22,000,000	21,506,360
County of Broward Airport System(b)
Revenue Bonds
Series 2015A
10/01/2045	5.000%	14,000,000	13,396,566
Series 2019A
10/01/2049	5.000%	1,000,000	950,708

Columbia Tax-Exempt Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade Aviation(b)
Refunding Revenue Bonds
Series 2014A
10/01/2033	5.000%	5,000,000	4,978,649
10/01/2036	5.000%	11,400,000	11,233,957
County of Osceola Transportation(d)
Refunding Revenue Bonds
Series 2020A-2
10/01/2040	0.000%	4,650,000	1,573,565
10/01/2041	0.000%	2,500,000	789,077
10/01/2042	0.000%	3,250,000	957,184
10/01/2043	0.000%	2,750,000	756,185
10/01/2044	0.000%	3,000,000	771,845
10/01/2046	0.000%	3,000,000	674,906
10/01/2048	0.000%	4,000,000	789,140
Florida Development Finance Corp.
Prerefunded 06/15/23 Revenue Bonds
Renaissance Charter School
Series 2013A
06/15/2044	8.500%	9,000,000	9,281,834
Florida Development Finance Corp.(a)
Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2015
06/15/2035	6.000%	4,000,000	4,057,607
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	1,490,000	1,459,002
Greater Orlando Aviation Authority(b)
Revenue Bonds
Priority
Subordinated Series 2017A
10/01/2047	5.000%	2,665,000	2,538,371
Hillsborough County Aviation Authority(b)
Revenue Bonds
Tampa International Airport
Series 2022
10/01/2047	5.000%	2,500,000	2,421,331
10/01/2052	4.000%	2,645,000	2,137,184
Subordinated Series 2018
10/01/2048	5.000%	5,550,000	5,280,273
Miami-Dade County Expressway Authority
Revenue Bonds
Series 2014A
07/01/2044	5.000%	5,000,000	4,844,050
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2035	5.000%	3,765,000	3,768,868
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai
Series 2022
06/01/2041	4.000%	1,000,000	760,142
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2039	5.000%	1,700,000	1,528,749
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	6,665,000	6,906,185
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	6,980,000	7,369,291
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2049	5.500%	4,200,000	3,342,189
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/2025	5.750%	1,590,000	1,646,733
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	7,785,000	6,911,950
Total			141,673,049
Georgia 1.9%
City of Atlanta Department of Aviation(b)
Revenue Bonds
Airport
Subordinated Series 2019
07/01/2037	4.000%	3,640,000	3,301,288
07/01/2039	4.000%	9,250,000	8,169,160
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2047	5.000%	3,000,000	2,866,722
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2036	5.000%	3,500,000	3,333,158

4	Columbia Tax-Exempt Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia State Road & Tollway Authority(a),(d)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	260,000	243,732
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	2,145,000	1,955,001
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2022B (Mandatory Put 06/01/29)
12/01/2052	5.000%	10,000,000	9,810,746
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 2007A (AMBAC)
07/01/2026	5.250%	1,000,000	1,066,941
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	5,300,000	5,112,962
Series 2022 (AGM)
07/01/2052	5.000%	5,300,000	4,977,347
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2048	6.250%	2,945,000	2,279,118
Total			43,116,175
Hawaii 0.1%
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2032	5.125%	1,300,000	1,300,007
11/15/2037	5.250%	1,945,000	1,945,014
Total			3,245,021
Idaho 0.9%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	3,242,281
Series 2021
03/01/2040	4.000%	810,000	706,499
03/01/2041	4.000%	750,000	649,501
03/01/2051	4.000%	2,000,000	1,566,194
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Taxable - Terraces of Boise Project
Series 2021
10/01/2039	4.250%	9,135,000	6,852,100
Terraces of Boise Project
Series 2014
10/01/2056	4.550%	4,365,000	2,964,613
Series 2021
10/01/2050	4.500%	5,635,000	3,917,255
Total			19,898,443
Illinois 12.5%
Chicago Board of Education(a)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	11,423,041
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2018
12/01/2046	5.000%	5,000,000	4,343,503
Series 2021A
12/01/2033	5.000%	2,000,000	1,911,032
Series 2022A
12/01/2047	5.000%	6,875,000	5,918,472
Chicago Midway International Airport(b)
Refunding Revenue Bonds
2nd Lien
Series 2014A
01/01/2041	5.000%	10,000,000	9,548,142
Chicago O’Hare International Airport(b)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2048	5.000%	7,455,000	7,058,071
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2052	5.000%	7,620,000	7,138,171
Senior Lien
Series 2022
01/01/2048	4.500%	3,000,000	2,623,744
01/01/2055	5.000%	11,250,000	10,414,423
Series 2015C
01/01/2046	5.000%	12,525,000	11,880,289
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	2,400,000	2,175,218

Columbia Tax-Exempt Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	7,310,000	7,103,207
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2033	5.000%	1,000,000	1,013,392
01/01/2034	5.000%	1,000,000	1,012,633
01/01/2036	5.000%	1,000,000	1,009,040
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2034	5.000%	1,250,000	1,250,561
01/01/2039	5.000%	2,970,000	2,863,055
Revenue Bonds
2nd Lien
Series 2014
01/01/2039	5.000%	4,000,000	3,855,966
01/01/2044	5.000%	4,000,000	3,755,202
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2026	5.000%	935,000	958,116
Revenue Bonds
2nd Lien
Series 2014
11/01/2034	5.000%	1,000,000	994,361
11/01/2039	5.000%	2,000,000	1,925,826
11/01/2044	5.000%	2,850,000	2,672,208
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	9,442,696
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC)
01/01/2023	8.250%	1,420,000	1,430,591
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2041	4.000%	425,000	348,580
Northshore University Health System
Series 2020A
08/15/2040	4.000%	1,750,000	1,499,975
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rush University Medical Center
Series 2015A
11/15/2038	5.000%	20,145,000	19,927,791
Series 2015B
11/15/2039	5.000%	6,590,000	6,438,785
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2044	5.000%	9,400,000	9,105,850
Illinois Housing Development Authority
Revenue Bonds
Series 2019D (GNMA)
10/01/2039	2.950%	515,000	506,496
Illinois State Toll Highway Authority
Revenue Bonds
Series 2019A
01/01/2044	4.000%	5,000,000	4,250,034
Series 2021A
01/01/2042	4.000%	2,750,000	2,369,046
Metropolitan Pier & Exposition Authority(d)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2039	0.000%	3,000,000	1,106,007
12/15/2040	0.000%	3,050,000	1,052,187
12/15/2041	0.000%	2,200,000	712,758
McCormick Place Expansion Project
Series 2012 (BAM)
12/15/2051	0.000%	19,000,000	3,820,966
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
06/15/2052	4.000%	3,000,000	2,230,943
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	1,808,595
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	14,883,268
Regional Transportation Authority
Revenue Bonds
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	6,362,567
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/2023	6.000%	4,000,000	4,047,117
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	3,000,000	3,116,906

6	Columbia Tax-Exempt Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rebuild Illinois Program
Series 2019B
11/01/2039	4.000%	7,580,000	6,221,713
Series 2019C
11/01/2042	4.000%	9,925,000	7,819,666
11/01/2043	4.000%	3,000,000	2,338,714
11/01/2044	4.000%	2,000,000	1,544,092
Series 2013
07/01/2038	5.500%	4,125,000	4,128,520
Series 2013A
04/01/2036	5.000%	8,000,000	7,747,484
Series 2014
02/01/2039	5.000%	15,000,000	14,230,725
Series 2016
11/01/2030	5.000%	5,975,000	5,969,534
Series 2020
05/01/2039	5.500%	2,705,000	2,717,703
Series 2020C
05/01/2024	5.500%	1,000,000	1,015,833
Series 2021A
03/01/2031	5.000%	2,500,000	2,495,685
03/01/2037	5.000%	3,750,000	3,613,441
Series 2022A
03/01/2047	5.500%	19,000,000	18,371,448
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	5,908,546
Total			281,431,935
Indiana 0.0%
Indiana Housing & Community Development Authority
Refunding Revenue Bonds
Series 2020B-1 (GNMA)
07/01/2039	2.050%	110,000	106,795
Iowa 2.0%
Iowa Finance Authority
Refunding Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	6,900,000	5,959,953
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	6,890,000	4,802,327
05/15/2053	4.000%	12,790,000	8,360,333
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2033	5.000%	500,000	436,958
08/01/2038	5.000%	500,000	402,978
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	9,275,000	7,728,583
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	17,500,000	17,482,365
Total			45,173,497
Kansas 1.3%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	29,000,000	28,350,905
Kentucky 0.5%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2041	5.000%	1,750,000	1,625,029
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Forward Delivery Prairie State Project
Series 2020
09/01/2035	5.000%	1,080,000	1,121,835
Series 2015A
09/01/2042	5.000%	6,600,000	6,826,468
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018 (BAM)
05/01/2034	5.000%	2,000,000	2,100,831
Total			11,674,163
Louisiana 2.2%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	25,370
05/15/2041	4.000%	25,000	25,369
05/15/2047	5.000%	15,000	15,731
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2047	5.000%	1,185,000	1,159,240
Series 2017
05/15/2036	5.000%	1,750,000	1,765,699

Columbia Tax-Exempt Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2047	5.000%	1,400,000	1,352,365
07/01/2052	5.000%	1,600,000	1,541,448
Louisiana Public Facilities Authority(b)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	16,695,000	16,799,686
New Orleans Aviation Board(b)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	3,725,000	3,511,998
Series 2015B
01/01/2045	5.000%	21,150,000	20,121,522
Parish of St. James(a)
Revenue Bonds
Nustar Logistics LP Project
Series 2011 (Mandatory Put 06/01/25)
08/01/2041	5.850%	2,500,000	2,548,308
Total			48,866,736
Maryland 1.5%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	3,000,000	2,569,227
Revenue Bonds
Series 2019C
09/01/2034	2.700%	4,000,000	3,268,753
Maryland Economic Development Corp.(b)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
06/30/2055	5.250%	9,500,000	9,163,021
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	714,432
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	4,166,721
Meritus Medical Center Issue
Series 2015
07/01/2045	5.000%	3,000,000	2,841,140
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Maryland
Unlimited General Obligation Bonds
State & Local Facilities
Series 2022A
06/01/2036	5.000%	10,000,000	11,041,730
Total			33,765,024
Massachusetts 1.4%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2030	5.500%	2,500,000	2,762,228
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2008B
07/01/2027	5.250%	710,000	767,728
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,124,443
Massachusetts Development Finance Agency(c)
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	0.000%	4,605,000	1,703,850
Massachusetts Development Finance Agency
Revenue Bonds
Series 2021V
07/01/2055	5.000%	3,000,000	3,081,131
UMass Boston Student Housing Project
Series 2016
10/01/2048	5.000%	6,360,000	5,338,666
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	2,317,315
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,089,520
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2047	3.850%	10,000,000	8,004,083
Massachusetts Port Authority(b)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,251,815

8	Columbia Tax-Exempt Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts State College Building Authority(d)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2023	0.000%	3,000,000	2,951,695
Total			30,392,474
Michigan 4.0%
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	1,200,000	1,146,391
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	15,385,000	15,625,040
Michigan Finance Authority
Prerefunded 12/01/29 Revenue Bonds
Trinity Health Group
Series 2019
12/01/2040	4.000%	380,000	392,578
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	9,420,000	7,655,236
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	1,070,000	1,083,710
Trinity Health Corp.
Series 2017
12/01/2036	4.000%	2,000,000	1,831,899
Trinity Health Credit Group
Series 2019
12/01/2038	4.000%	3,250,000	2,905,472
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	16,760,000	16,383,854
CHE Trinity Health
Series 2019
12/01/2040	4.000%	5,620,000	4,979,701
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	4,400,000	3,448,127
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	2,095,000	2,126,826
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Ascension Health Senior Care Group
Series 2010F-4
11/15/2047	5.000%	1,250,000	1,224,274
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	4,156,317
Michigan Strategic Fund(b)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	8,000,000	7,116,542
06/30/2048	5.000%	3,000,000	2,610,000
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/2025	5.000%	760,000	776,742
St. John’s Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.100%	1,340,000	1,373,028
Wayne County Airport Authority(b)
Refunding Revenue Bonds
Series 2015F
12/01/2033	5.000%	11,495,000	11,508,930
Revenue Bonds
Series 2017B
12/01/2047	5.000%	1,000,000	947,053
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	1,945,000	1,903,838
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.500%	305,000	314,270
Total			89,509,828
Minnesota 2.5%
City of Blaine(c)
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	0.000%	9,775,000	5,931,571
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2048	4.000%	5,000,000	3,995,887

Columbia Tax-Exempt Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2049	5.000%	1,000,000	898,111
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2047	5.000%	3,000,000	2,942,395
Southern Minnesota Municipal Power Agency(d)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2023	0.000%	20,500,000	20,385,620
01/01/2025	0.000%	17,500,000	16,131,383
St. Cloud Housing & Redevelopment Authority(c)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	7,125,000	6,056,250
Total			56,341,217
Mississippi 0.1%
Medical Center Educational Building Corp.
Refunding Revenue Bonds
University of Mississippi Medical Center
Series 1998B (AMBAC)
12/01/2023	5.500%	1,730,000	1,751,400
Missouri 1.9%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2049	4.000%	3,200,000	2,642,797
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2035	5.000%	7,350,000	7,094,820
02/01/2044	5.000%	12,725,000	11,634,605
Kansas City Industrial Development Authority(b)
Revenue Bonds
Kansas City International Airport
Series 2020A
03/01/2045	4.000%	6,000,000	4,845,433
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	1,910,824
05/15/2042	5.250%	2,290,000	1,898,528
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
11/01/2040	2.550%	1,305,000	1,037,038
11/01/2045	2.700%	1,055,000	724,722
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	10,000,000	8,786,592
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,750,000	2,618,260
Total			43,193,619
Montana 0.0%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	1,080,000	886,722
Nebraska 2.3%
Central Plains Energy Project
Revenue Bonds
Gas Project No. 5 Series
Series 2022-1 (Mandatory Put 10/01/29)
05/01/2053	5.000%	5,400,000	5,296,562
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2029	5.000%	2,125,000	2,144,445
05/15/2030	5.000%	2,000,000	2,015,867
05/15/2036	5.000%	1,000,000	1,000,897
05/15/2044	5.000%	6,400,000	6,193,319
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2045	5.000%	12,500,000	12,154,479
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2044	4.000%	7,500,000	6,429,043
01/01/2049	4.000%	20,595,000	17,155,909

10	Columbia Tax-Exempt Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2042	3.050%	260,000	250,857
Total			52,641,378
Nevada 0.2%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	1,120,000	1,079,686
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	2,320,000	2,216,015
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	972,753
Series 2018A
12/15/2038	5.000%	835,000	779,690
Total			5,048,144
New Hampshire 0.6%
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	9,413,571	8,683,743
New Hampshire Business Finance Authority(a)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2039	5.250%	1,550,000	1,363,048
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	3,150,000	3,059,311
New Hampshire Health & Education Facilities Authority Act(c)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2037	0.000%	1,750,000	682,500
07/01/2042	0.000%	1,000,000	390,000
Total			14,178,602
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 3.4%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	910,000	936,455
Middlesex County Improvement Authority(c)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/2025	5.500%	14,500,000	15,202,518
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	5,343,383
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,599,102
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	15,418,741
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,212,716
Unrefunded Revenue Bonds
Series 2015WW
06/15/2040	5.250%	2,600,000	2,607,984
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020E (HUD)
10/01/2040	2.250%	4,345,000	2,998,401
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Transportation System
Series 2018A
12/15/2034	5.000%	6,000,000	6,044,660
Series 2019
12/15/2039	5.000%	1,400,000	1,375,505
Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	3,500,000	3,354,176
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,218,368

Columbia Tax-Exempt Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2004C-2 (AMBAC)
01/01/2025	5.500%	2,500,000	2,610,162
New Jersey Turnpike Authority(e)
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	2,832,168
01/01/2052	5.250%	6,250,000	6,502,181
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	1,665,000	1,600,298
06/01/2046	5.250%	2,000,000	1,936,851
Subordinated Series 2018B
06/01/2046	5.000%	3,845,000	3,530,648
Total			77,324,332
New Mexico 0.2%
New Mexico Mortgage Finance Authority
Revenue Bonds
Single Family Mortgage Program
Series 2019C Class I (GNMA)
07/01/2034	3.050%	1,555,000	1,372,979
07/01/2039	3.350%	1,310,000	1,114,702
07/01/2044	3.600%	2,725,000	2,541,392
Total			5,029,073
New York 6.7%
Build NYC Resource Corp.(a),(b)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2025	4.500%	155,000	155,399
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,155,285
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,612,500
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,107,632
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	4,915,000	4,436,148
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2044	3.150%	8,000,000	5,648,641
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2022CC-1
06/15/2052	4.000%	8,015,000	6,724,144
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2020
05/01/2040	4.000%	4,500,000	4,066,769
Subordinated Series 2020D
11/01/2040	4.000%	10,000,000	9,019,853
Subordinated Series 2022A-1
08/01/2044	5.000%	1,900,000	1,948,212
08/01/2048	4.000%	2,400,000	2,036,438
Subordinated Series 2022F-1
02/01/2051	4.000%	2,000,000	1,676,529
02/01/2051	5.000%	1,375,000	1,395,788
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	1,586,777
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	1,210,000	873,327
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2019A-3
03/15/2041	5.000%	2,000,000	2,058,912
Revenue Bonds
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,012,122
Series 2020A
07/01/2053	4.000%	4,000,000	3,219,827
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	14,000,000	11,693,662
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2040	4.000%	1,800,000	1,474,976

12	Columbia Tax-Exempt Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Transportation Development Corp.(b)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	8,000,000	7,690,327
New York State Thruway Service Areas Project
Series 2021
10/31/2041	4.000%	1,430,000	1,168,489
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2041	5.000%	5,750,000	5,215,240
12/01/2042	4.000%	4,355,000	3,412,542
Port Authority of New York & New Jersey(b)
Revenue Bonds
Consolidated 218th
Series 2019
11/01/2041	4.000%	1,000,000	860,040
Consolidated Bonds
Series 221
07/15/2039	4.000%	6,500,000	5,673,557
07/15/2040	4.000%	6,000,000	5,203,171
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	9,614,763
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2022
05/15/2052	5.000%	6,000,000	6,023,803
05/15/2057	5.000%	10,500,000	10,631,633
Revenue Bonds
Senior Lien Green Bonds
Series 2022D-2
05/15/2052	5.500%	3,000,000	3,194,152
Series 2022A
11/15/2052	4.000%	12,500,000	10,148,281
Ulster County Capital Resource Corp.(a)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	1,893,364
09/15/2047	5.250%	3,025,000	2,206,606
09/15/2053	5.250%	6,240,000	4,380,744
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2046	5.000%	4,000,000	3,615,563
Total			149,835,216
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 1.2%
Durham Housing Authority
Prerefunded 01/31/23 Revenue Bonds
Magnolia Pointe Apartments
Series 2005
02/01/2038	5.650%	2,814,224	2,829,299
North Carolina Department of Transportation(b)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015
06/30/2054	5.000%	12,500,000	11,232,891
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2042	4.000%	2,500,000	1,844,204
Sharon Towers
Series 2019A
07/01/2039	5.000%	1,650,000	1,519,995
07/01/2044	5.000%	2,260,000	2,015,426
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2052	4.000%	2,815,000	2,365,590
North Carolina Turnpike Authority(d)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	303,547
07/01/2034	0.000%	1,135,000	609,799
Series 2019
01/01/2044	0.000%	4,000,000	1,305,297
Triangle Expressway System
Series 2019
01/01/2042	0.000%	6,550,000	2,410,532
01/01/2043	0.000%	3,500,000	1,211,453
Total			27,648,033
North Dakota 0.2%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Program
Series 2019
07/01/2043	3.050%	1,535,000	1,130,847
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	700,000	681,867
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	2,195,000	2,116,884
Total			3,929,598

Columbia Tax-Exempt Fund | First Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 2.6%
American Municipal Power, Inc.
Refunding Revenue Bonds
Fremont Energy Center Project
Series 2021
02/15/2036	4.000%	1,530,000	1,385,650
Buckeye Tobacco Settlement Financing Authority
Refunding Revenue Bonds
Series 2020A-2 Class 1
06/01/2039	4.000%	2,000,000	1,774,609
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	25,190,000	21,200,771
County of Hamilton
Revenue Bonds
Cincinnati Children’s Hospital Project
Series 2019
11/15/2049	5.000%	10,000,000	10,243,865
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2049	5.125%	625,000	520,986
Lake County Port & Economic Development Authority(a),(c)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2037	0.000%	6,000,000	1,680,000
12/01/2052	0.000%	1,500,000	420,000
Ohio Air Quality Development Authority(a),(b)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2038	4.250%	1,000,000	874,146
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	3,000,000	3,167,761
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	4,500,000	4,226,977
State of Ohio(b)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
06/30/2053	5.000%	9,835,000	9,326,726
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Toledo-Lucas County Port Authority
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	4,298,720
Total			59,120,211
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,720,000	2,584,077
Oregon 0.7%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2050	5.250%	1,000,000	840,788
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	3,225,000	2,998,021
Port of Portland Airport(b)
Revenue Bonds
Series 2017-24B
07/01/2034	5.000%	1,355,000	1,359,052
07/01/2042	5.000%	2,000,000	1,961,884
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,820,000	2,719,820
Washington & Multnomah Counties School District No. 48J Beaverton(d)
Unlimited General Obligation Bonds
Series 2022A
06/15/2048	0.000%	20,000,000	5,186,172
Total			15,065,737
Pennsylvania 9.0%
Bucks County Industrial Development Authority
Revenue Bonds
St. Luke’s University Health Network
Series 2019
08/15/2050	4.000%	4,000,000	3,172,994
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2034	5.000%	1,000,000	1,026,928

14	Columbia Tax-Exempt Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2043	5.000%	2,500,000	2,592,937
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2038	5.000%	865,000	895,449
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2038	5.000%	4,385,000	4,386,481
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	1,000,000	1,176,115
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2048	5.000%	1,300,000	1,014,657
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	4.000%	6,000,000	5,392,520
Montgomery County Industrial Development Authority
Prerefunded 01/15/25 Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	6,000,000	6,230,895
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	2,000,000	1,851,838
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	20,000,000	16,325,942
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	30,000,000	25,049,493
Pennsylvania Economic Development Financing Authority(a),(c)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	2,137,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(b)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	1,625,000	1,543,776
06/30/2042	5.000%	24,375,000	22,602,772
Proctor & Gamble Paper Project
Series 2001
03/01/2031	5.375%	1,000,000	1,083,776
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2037	3.500%	16,000,000	13,578,566
Revenue Bonds
Series 2019-129
10/01/2039	3.150%	7,730,000	6,159,984
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2015A-1
12/01/2045	5.250%	25,295,000	25,409,660
Subordinated Series 2016A-1
12/01/2046	5.000%	5,000,000	4,809,433
Revenue Bonds
Series 2014B
12/01/2044	5.250%	10,000,000	10,040,155
Subordinated Series 2014A-1
12/01/2043	5.000%	16,940,000	16,569,151
Subordinated Series 2017B-1
06/01/2042	5.000%	15,000,000	14,697,133
Subordinated Series 2018B
12/01/2043	5.000%	7,000,000	6,882,038
Philadelphia Authority for Industrial Development
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	5,475,000	5,686,392
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2037	5.000%	1,000,000	1,021,919
Series 2018B
09/01/2043	5.000%	985,000	987,825
Total			202,326,329
Puerto Rico 2.1%
Commonwealth of Puerto Rico(d),(f)
Revenue Notes
Series 2022
11/01/2051	0.000%	3,508,841	1,495,643

Columbia Tax-Exempt Fund | First Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022
11/01/2043	0.000%	2,958,502	1,349,817
Unlimited General Obligation Bonds
Series 2021A
07/01/2024	0.000%	197,847	179,951
Commonwealth of Puerto Rico(f)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2031	5.750%	1,824,845	1,835,809
07/01/2033	4.000%	592,517	501,370
07/01/2035	4.000%	532,594	435,283
07/01/2037	4.000%	457,106	363,581
07/01/2041	4.000%	621,490	472,558
07/01/2046	4.000%	2,061,341	1,495,519
Puerto Rico Commonwealth Aqueduct & Sewer Authority(f)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	2,000,000	1,707,304
Puerto Rico Electric Power Authority(c),(f)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	7,000,000	5,250,000
Series 2012A
07/01/2042	0.000%	7,000,000	5,250,000
Puerto Rico Highway & Transportation Authority(c),(f)
Revenue Bonds
Series 2005K
07/01/2030	0.000%	2,000,000	400,000
Series 2007M
07/01/2037	0.000%	2,000,000	400,000
Unrefunded Revenue Bonds
Series 2003G
07/01/2042	0.000%	1,930,000	386,000
Puerto Rico Public Finance Corp.(f)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	486,924
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	2,674,510
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,136,156
Puerto Rico Sales Tax Financing Corp.(d),(f)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	73,959,000	16,016,162
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Sales Tax Financing Corp.(f)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	5,000,000	4,287,440
Total			46,124,027
South Carolina 1.9%
Piedmont Municipal Power Agency
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/2025	5.375%	10,805,000	11,222,943
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	910,000	972,810
11/01/2045	7.250%	3,935,000	4,225,444
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	4,200,000	4,210,020
Revenue Bonds
York Preparatory Academy Project
Series 2014A Escrowed to Maturity
11/01/2023	5.750%	385,000	389,621
South Carolina Ports Authority(b)
Revenue Bonds
Series 2018
07/01/2048	5.000%	4,260,000	4,158,360
07/01/2055	5.000%	1,380,000	1,329,596
South Carolina Public Service Authority
Revenue Bonds
Series 2022A
12/01/2052	4.000%	18,000,000	14,410,985
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2035	2.650%	915,000	731,952
07/01/2040	3.000%	915,000	695,591
Total			42,347,322
South Dakota 0.4%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2045	5.000%	6,920,000	6,525,269
Revenue Bonds
Regional Health
Series 2017
09/01/2040	5.000%	1,500,000	1,487,538
Total			8,012,807

16	Columbia Tax-Exempt Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee 1.7%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2032	5.000%	1,300,000	1,270,164
10/01/2035	5.000%	645,000	618,308
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2035	5.000%	1,000,000	983,112
07/01/2040	4.000%	7,200,000	6,046,428
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	6,800,000	6,332,302
Series 2017A
07/01/2048	5.000%	1,665,000	1,540,844
New Memphis Arena Public Building Authority(d)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2041	0.000%	1,500,000	559,032
04/01/2043	0.000%	1,500,000	495,385
04/01/2045	0.000%	1,500,000	434,259
04/01/2046	0.000%	750,000	202,032
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station (The)
Series 2019
10/01/2054	5.750%	12,000,000	9,976,624
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	710,000	683,501
07/01/2042	3.600%	470,000	453,928
Issue 3
Series 2018
01/01/2049	3.950%	4,865,000	4,527,399
Social Bond
Series 2022-2
01/01/2048	4.350%	3,500,000	3,015,199
Total			37,138,517
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 8.4%
Arlington Higher Education Finance Corp.(a)
Revenue Bonds
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	4,737,260
Central Texas Regional Mobility Authority(d)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	2,000,000	1,819,124
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2037	5.000%	10,000,000	10,064,367
08/15/2042	5.000%	14,730,000	14,775,096
City of Austin Airport System(b)
Revenue Bonds
Series 2017B
11/15/2041	5.000%	1,000,000	974,503
11/15/2046	5.000%	3,000,000	2,846,723
City of Houston Airport System(b)
Revenue Bonds
Subordinated Series 2020A
07/01/2047	4.000%	800,000	646,684
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	2,165,000	2,166,459
08/15/2042	5.000%	2,350,000	2,350,428
Series 2013
08/15/2033	6.000%	990,000	1,004,932
International Leadership
Series 2015
08/15/2038	5.750%	3,000,000	3,001,991
International Leadership of Texas
Series 2015
08/15/2045	5.750%	10,500,000	10,264,364
Series 2015A
12/01/2035	5.000%	2,200,000	2,155,505
12/01/2045	5.000%	1,100,000	1,023,432
Collin County Community College District
Limited General Obligation Bonds
Series 2020A
08/15/2036	4.000%	1,250,000	1,217,076
Conroe Independent School District
Unlimited General Obligation Bonds
Series 2022A
02/15/2047	4.000%	4,310,000	3,831,456

Columbia Tax-Exempt Fund | First Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dallas Love Field(b)
Revenue Bonds
Series 2017
11/01/2034	5.000%	750,000	749,109
11/01/2035	5.000%	1,000,000	991,282
Dallas/Fort Worth International Airport(b)
Refunding Revenue Bonds
Series 2014A
11/01/2032	5.000%	3,400,000	3,395,461
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2030	5.000%	1,000,000	1,025,764
03/01/2034	5.000%	645,000	656,193
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	3,508,670
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	2,000,000	1,717,290
Katy Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	3,300,000	2,871,044
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	7,015,000	6,212,965
Revenue Bonds
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	6,064,903
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Bridgemoor Plano Project
Series 2018
12/01/2053	0.000%	9,000,000	8,100,000
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	0.000%	1,000,000	550,000
07/01/2051	0.000%	6,745,000	3,709,750
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	3,335,000	1,834,250
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	9,230,000	9,295,373
Series 2019A
01/01/2037	4.000%	5,000,000	4,624,101
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	355,444
Prosper Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	4,800,000	4,242,227
Red River Health Facilities Development Corp.
Prerefunded 11/15/24 Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2034	7.500%	2,000,000	2,156,018
Sanger Industrial Development Corp.(a),(b),(c)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	34,645,000	8,661,250
Tarrant County College District
Limited General Obligation Bonds
Series 2022
08/15/2042	4.000%	15,600,000	14,146,487
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2044	5.000%	2,500,000	2,311,274
10/01/2049	5.000%	1,870,000	1,691,513
Revenue Bonds
Methodist Hospitals of Dallas
Series 2022
10/01/2052	4.000%	2,650,000	2,204,049
Tarrant County Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,500,000	2,275,000
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2034	4.000%	2,000,000	1,805,363
12/31/2039	4.000%	400,000	340,044

18	Columbia Tax-Exempt Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien - North Tarrant Express
Series 2019
12/31/2038	4.000%	3,500,000	2,969,457
Texas Private Activity Bond Surface Transportation Corp.(b)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	12,445,000	11,070,000
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	1,962,255
12/31/2055	5.000%	6,250,000	5,718,552
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	2,000,000	1,824,334
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2034	3.000%	1,750,000	1,514,556
02/15/2035	3.000%	1,750,000	1,476,343
02/15/2036	3.000%	1,435,000	1,195,055
02/15/2038	4.000%	500,000	473,859
02/15/2039	4.000%	1,250,000	1,171,424
02/15/2040	4.000%	1,000,000	928,885
Total			188,678,944
Utah 0.4%
Salt Lake City Corp. Airport(b)
Revenue Bonds
Series 2017A
07/01/2047	5.000%	6,500,000	6,192,486
UIPA Crossroads Public Infrastructure District(a)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,740,000	2,096,043
Total			8,288,529
Virginia 1.2%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	3,500,000	3,521,728
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/2030	5.000%	1,000,000	1,010,908
06/15/2031	5.000%	800,000	807,082
06/15/2033	5.000%	500,000	503,057
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Small Business Financing Authority(b)
Refunding Revenue Bonds
Senior Lien - 95 Express Lanes LLC Project
Series 2022
01/01/2048	4.000%	3,750,000	2,842,413
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	3,750,000	3,408,704
12/31/2056	5.000%	15,300,000	13,737,428
Total			25,831,320
Washington 1.4%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	2,528,371
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,300,000	1,305,176
12/01/2045	6.250%	2,500,000	2,514,570
Port of Seattle(b)
Revenue Bonds
Series 2018A
05/01/2043	5.000%	8,000,000	7,818,046
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Multicare Health System
Series 2017B
08/15/2041	4.000%	10,500,000	9,116,646
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	3,335,000	2,727,457
Washington State Convention Center Public Facilities District
Revenue Bonds
Junior Lodging Tax Green Notes
Series 2021
07/01/2031	4.000%	1,000,000	862,824
Washington State Housing Finance Commission
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	730,000	782,559
07/01/2035	6.750%	550,000	593,059
Washington State Housing Finance Commission(a)
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	1,250,000	1,354,732

Columbia Tax-Exempt Fund | First Quarter Report 2022	19

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Skyline 1st Hill Project
Series 2015
01/01/2025	5.000%	485,000	475,638
01/01/2035	5.750%	575,000	535,866
Unrefunded Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2023	5.000%	175,000	174,765
Total			30,789,709
West Virginia 0.9%
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2047	4.125%	5,000,000	3,879,713
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	16,500,000	15,405,151
Total			19,284,864
Wisconsin 2.2%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2049	5.000%	4,250,000	3,601,559
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	4,000,000	3,752,262
Public Finance Authority(a)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	709,108
05/15/2047	5.250%	1,105,000	923,719
Public Finance Authority(b)
Revenue Bonds
Green Bonds - Fargo-Moorhead Metropolitan Area Flood Risk Management Project
Series 2021
09/30/2051	4.000%	4,700,000	3,334,683
Public Finance Authority(a),(d)
Revenue Bonds
WFCS Portfolio Project
Subordinated Series 2021
01/01/2061	0.000%	21,300,000	844,157
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2051	4.000%	10,000,000	8,329,401
Wisconsin Center District(d)
Revenue Bonds
Senior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	18,625,000	2,072,376
Wisconsin Health & Educational Facilities Authority
Prerefunded 08/15/23 Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	5,000,000	5,071,520
08/15/2034	5.250%	8,000,000	8,122,121
Refunding Revenue Bonds
St. Camillus Health System, Inc.
Series 2019
11/01/2046	5.000%	2,100,000	1,683,104
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	1,784,943
07/01/2053	4.125%	5,000,000	3,765,452
Series 2018B
07/01/2038	4.375%	1,250,000	898,011
07/01/2043	4.500%	1,375,000	934,092
07/01/2048	5.000%	500,000	357,594
Unrefunded Refunding Revenue Bond
Ascension Health
Series 2016A
11/15/2046	4.000%	3,610,000	2,929,073
Total			49,113,175
Wyoming 0.3%
County of Campbell
Refunding Revenue Bonds
Basin Electric Power Cooperative
Series 2019
07/15/2039	3.625%	7,600,000	6,078,374
Total Municipal Bonds (Cost $2,575,097,515)			2,221,904,986

20	Columbia Tax-Exempt Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2022 (Unaudited)
Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 2.007%(g)	203,124	203,104
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 2.030%(g)	1	1
Total Money Market Funds (Cost $203,119)		203,105
Total Investments in Securities (Cost $2,575,300,634)		2,222,108,091
Other Assets & Liabilities, Net		22,764,292
Net Assets		$2,244,872,383
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2022, the total value of these securities amounted to $75,430,695, which represents 3.36% of total net assets.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	Represents a security in default.
(d)	Zero coupon bond.
(e)	Represents a security purchased on a when-issued basis.
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2022, the total value of these securities amounted to $46,124,027, which represents 2.05% of total net assets.
(g)	The rate shown is the seven-day current annualized yield at October 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Tax-Exempt Fund | First Quarter Report 2022	21

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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